Consolidated Statement of Cash Flows - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Operating activities
Net loss and comprehensive loss		$ (10,825)	$ (22,022)	[1]	$ (19,729)	[1]
Items not affecting cash:
Depreciation and amortization		8,049	6,875	[2]	3,489	[2]
Post media warrant and setup fee expenses		274	187	[2]	558	[2]
Gain on acquisition		(14,786)		[2]		[2]
Other		286		[2]		[2]
Impairment of equipment			1,105	[2]	118	[2]
Provision for loan losses		19,899	18,406	[2]	13,343	[2]
Credit facility and debenture interest expense		19,787	17,389	[2]	14,681	[2]
Stock based compensation expense		1,732	1,320	[2]	1,343	[2]
Unrealized loss (gain) on derivative liability		570	(1,733)	[1]	2,207	[1]
Unrealized foreign exchange (gain) loss		(296)	668	[2]	(403)	[2]
Unrealized gain on investment portfolio		(100)		[2]		[2]
Cash flows from (used in) operations before changes in working capital		24,590	22,195	[2]	15,607	[2]
Changes in:
Net issuance of loans receivable		(22,207)	(36,428)	[2]	(24,927)	[2]
Investment tax credits			343	[2]	(186)	[2]
Prepaid expenses, deposits and other assets		239	(1,824)	[2]	(462)	[2]
Accounts payable and accruals		(323)	1,412	[2]	1,474	[2]
Cash generated from operating activities		2,299	(14,302)	[2]	(8,494)	[2]
Interest paid		(17,509)	(14,901)		(12,864)	[2]
Net cash used in operating activities		(15,210)	(29,203)	[2]	(21,358)	[2]
Investing activities
Purchases of property and equipment		(647)	(3,409)	[2]	(404)	[2]
Investment in intangible assets		(8,438)	(7,644)	[2]	(5,017)	[2]
Net cash used in investing activities		(9,085)	(11,053)	[2]	(5,421)	[2]
Financing activities
Net proceeds from issuance of convertible debentures				[2]	13,528	[2]
Net proceeds from issuance of common shares				[2]	24,397	[2]
Cash acquired upon acquisition of Difference Capital Financial Inc.		10,246				[2]
Proceeds from sale of investment		2,114		[2]		[2]
Lease liabilities – principal payments		(833)		[2]		[2]
Net advances from debentures		2,201	1,410	[2]		[2]
Net advances from credit facilities		(225)	18,414	[2]	10,642	[2]
Cash payments on options exercised		770	311	[2]	148	[2]
Net cash provided by financing activities		14,273	20,135	[2]	48,715	[2]
Net decrease in cash		(10,022)	(20,121)	[2]	21,936	[2]
Cash and cash equivalent, beginning of year	[2]	20,439	40,560		18,624
Cash and cash equivalent, end of year		$ 10,417	$ 20,439	[2]	$ 40,560	[2]

[1]	The consolidated statement of operations and comprehensive loss for fiscal year 2019 reflects the adoption of IFRS 16 on January 1, 2019, and for fiscal year 2018 reflects the adoption of IFRS 9 on January 1, 2018. The comparative information has not been restated.
[2]	The consolidated statement of cash flows for the years ended December 31, 2019 and December 31, 2018 reflects the adoption of IFRS 16 on January 1, 2019 and IFRS 9 on January 1, 2018. The comparative information has not been restated.